Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of intangible assets	$ 904	$ 1,088
Amortization 2023	1,241
Amortization 2024	1,198
Amortization 2025	958
Amortization 2026	809
Amortization 2027	$ 2,627